FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of financial instruments measured at amortized cost - Financial assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2025	2024
Trade receivables	20,398	19,558
Other assets	405	—

Schedule of financial instruments measured at amortized cost - Financial liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2025	2024
Trade payables	9,148	3,236
Accrued liabilities	16,300	16,666
Other liabilities	72	44
Loans payable	3,512	6,579
	29,032	26,525

Schedule of fair values and fair value hierarchy

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	6,658	—	—	6,658	10,467	—	—	10,467

Financial liabilities
Fair value through profit and loss:
Deferred consideration	—	—	—	—	—	1,244	—	1,244
Share appreciation rights liability	—	594	—	594	—	—	—	—

Schedule of undiscounted contractual maturities of financial liabilities

	2026	2027	2028	2029	Thereafter	Total
Trade payables and other liabilities	25,520	—	—	—	—	25,520
Lease obligations on right of use assets	1,422	1,441	1,001	289	118	4,271
Loans payable	3,495	—	—	—	—	3,495
Share appreciation rights liability	315	1,697	1,697	—	—	3,709
Other non-current liabilities	4	11	53	10	518	596
	30,756	3,149	2,751	299	636	37,591

Schedule of expected credit loss rate for each aging category of accounts receivable

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	13	17,858	2,697	1,370	21,925
Expected credit loss rate		1.44%	3.74%	85.31%	6.96%
Expected credit loss provision	13	257	101	1,169	1,527

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2024:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	13	18,984	660	2,411	22,055
Expected credit loss rate		2.88%	5.75%	79.32%	11.32%
Expected credit loss provision	13	547	38	1,912	2,497